Taxes - Analysis of tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Applicable tax rate	$ 98	$ 39	$ 82
Effect of disallowed expenditures	(20)	(23)	(26)
Effect of equity-based compensation	(5)	(1)	(2)
Effect of income taxed at reduced rates	4	2	2
Effect of tax credits and allowances	9	7	13
Effect of adjustments to contingent consideration and other liabilities	17	11	11
Effect of option payments	(6)	(12)	(17)
Tax effect from change in tax rate	10	(342)	(14)
Effect of changes in uncertain tax positions	(8)	10	(33)
Effect of other items	(10)	(2)	(4)
Tax effect of prior year items	(15)	13	(61)
Total income tax income/(expense)	$ 104	$ (324)	$ 73
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	15.40%	11.70%	27.30%
Effect of disallowed expenditures	(3.10%)	(6.90%)	(8.70%)
Effect of equity-based compensation	(0.80%)	(0.30%)	(0.70%)
Effect of income taxed at reduced rates	0.60%	0.60%	0.70%
Effect of tax credits and allowances	1.40%	2.10%	4.30%
Effect of adjustments to contingent consideration and other liabilities	2.70%	3.30%	3.70%
Effect of option payments	(0.90%)	(3.60%)	(5.70%)
Effect of tax rate changes	1.60%	(103.00%)	(4.70%)
Effect of changes in uncertain tax positions	(1.30%)	3.00%	(11.00%)
Effect of other items	(1.60%)	(0.60%)	(1.20%)
Effect of prior year items	2.40%	(3.90%)	20.30%
Effective tax rate	16.40%	(97.60%)	24.30%
Adjustments for current tax of prior periods	$ 15	$ 13	$ (61)
Switzerland [member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Effect of tax rate change on current and deferred tax assets and liabilities from US tax reform		304
United States [member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Effect of tax rate change on current and deferred tax assets and liabilities from US tax reform		$ 31